UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1 to
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 2, 2007 to July 1, 2007

Commission File Number of issuing entity: 333-133985-67

Lehman XS Trust 2007-6
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-133985

Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Not Applicable
(I.R.S. Employer Identification No.)

745 Seventh Avenue New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
1-A1	☐	☐	☒	________
2-A1	☐	☐	☒	________
A2	☐	☐	☒	________
A3	☐	☐	☒	________
2-AIO	☐	☐	☒	________
3-A1	☐	☐	☒	________
3-A2	☐	☐	☒	________
3-A3-1	☐	☐	☒	________
3-A3-2	☐	☐	☒	________
3-A3-3	☐	☐	☒	________
3-A4	☐	☐	☒	________
3-A5	☐	☐	☒	________
3-A6	☐	☐	☒	________
3-A7	☐	☐	☒	________
3-AIO	☐	☐	☒	________
I-M1	☐	☐	☒	________
I-M2	☐	☐	☒	________
I-M3	☐	☐	☒	________
I-M4	☐	☐	☒	________
I-M5	☐	☐	☒	________
I-M6	☐	☐	☒	________
I-M7	☐	☐	☒	________
I-M8	☐	☐	☒	________
I-M9	☐	☐	☒	________
I-M10	☐	☐	☒	________
II-M1	☐	☐	☒	________
II-M2	☐	☐	☒	________
II-M3	☐	☐	☒	________
II-M4	☐	☐	☒	________
II-M5	☐	☐	☒	________
II-M6	☐	☐	☒	________
II-M7	☐	☐	☒	________
II-M8	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
See Exhibit 99.1

Item 7.  Significant Enhancement Provider Information
The unaudited consolidated balance sheets and unaudited capitalization table as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, and the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, all of Ambac Financial Group, Inc. and Subsidiaries, are incorporated herein by reference from Exhibit 99.04 of the Current Report on Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on July 25, 2007.

PART II - OTHER INFORMATION

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1  Distribution Statement

Exhibit 99.2  Copy of the unaudited consolidated balance sheets and unaudited capitalization table as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, and the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, all of Ambac Financial Group, Inc. and Subsidiaries (incorporated herein by reference from Exhibit 99.04 of the Current Report on Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on July 25, 2007).

(b) See (a) above.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman XS Trust 2007-6
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	_______________, 2007
(Signature)
Michele Olds
VP Servicer Oversight

EXHIBIT INDEX

EXHIBIT DESCRIPTION

Exhibit 99.1  Distribution Statement

Exhibit 99.2  Copy of the unaudited consolidated balance sheets and unaudited capitalization table as of June 30, 2007 and December 31, 2006, for the six month period and one year period ended June 30, 2007 and December 31, 2006, respectively, and the related unaudited consolidated statements of operations as of June 30, 2007 and June 30, 2006, for the three month period and six month period ended June 30, 2007 and June 30, 2006, all of Ambac Financial Group, Inc. and Subsidiaries (incorporated herein by reference from Exhibit 99.04 of the Current Report on Form 8-K of Ambac Financial Group, Inc., as filed with the Commission on July 25, 2007).